Insurance Contracts_Insurance Income And Expenses(Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)	[1],[2]	Dec. 31, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)
Disclosure Of Insurance Income And Expenses
Sub-total	₩ 12,317,182	[1],[2]	$ 10,659,981		₩ 11,975,070	[2]	₩ 8,970,992
Premium income	11,173,367				10,730,227		8,234,731
Reinsurance income	850,871				873,053		564,894
Reversal of policy reserves	993				344		0
Separate account income	216,429				360,664		118,080
Gain on change in reinsurance assets	42,432				0		49,466
Other insurance income	33,090				10,782		3,821
Sub-total	12,017,670	[1],[2]	$ 10,400,767		11,484,954	[2]	8,377,282
Insurance claims paid	5,046,772				4,415,760		2,945,158
Dividend expenses	9,902				9,400		6,233
Refunds of surrender value	2,870,543				2,855,573		2,193,843
Reinsurance expenses	1,018,007				947,560		652,910
Provision of policy reserves	1,547,264				1,608,519		1,644,389
Separate account expenses	139,810				276,412		65,773
Insurance operating expenses	453,016				418,646		293,591
Deferred acquisition costs	679,279				606,073		361,909
Loss on change in reinsurance assets	314				89,621		(126)
Claim survey expenses paid	52,123				38,782		20,564
Other insurance expenses	200,640				218,608		193,038
Net insurance income	₩ 299,512				₩ 490,116		₩ 593,710

[1]	The consolidated statement of comprehensive income for the year ended December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives for the years ended December 31, 2017 and 2018 has not been restated.
[2]	The consolidated statements of comprehensive income for the years ended December 31, 2018 and 2019 are prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.